American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
May 31, 2026

Avantis U.S. Large Cap Value Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.5%
ATI, Inc.(1)	24,370	4,268,649
Air Freight and Logistics — 1.2%
Expeditors International of Washington, Inc.	15,566	2,459,272
United Parcel Service, Inc., Class B	68,103	7,265,909
		9,725,181
Automobile Components — 1.1%
Aptiv PLC(1)	27,461	1,865,700
Autoliv, Inc.	12,958	1,647,221
BorgWarner, Inc.	41,314	2,967,172
Lear Corp.	10,775	1,542,118
Versigent PLC(1)	8,729	385,123
		8,407,334
Automobiles — 1.1%
General Motors Co.	98,661	8,212,542
Banks — 2.1%
East West Bancorp, Inc.	17,660	2,164,056
First Citizens BancShares, Inc., Class A	462	919,616
JPMorgan Chase & Co.	38,233	11,443,519
Wintrust Financial Corp.	3,876	582,292
Zions Bancorp NA	18,787	1,173,248
		16,282,731
Beverages — 0.3%
Constellation Brands, Inc., Class A	13,333	1,850,887
Molson Coors Beverage Co., Class B(2)	11,564	457,125
		2,308,012
Biotechnology — 1.5%
Exelixis, Inc.(1)	37,378	1,886,841
Gilead Sciences, Inc.	70,209	9,438,196
		11,325,037
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	76,004	20,569,722
Dillard's, Inc., Class A(2)	532	313,992
Macy's, Inc.	18,401	400,406
		21,284,120
Building Products — 0.8%
A.O. Smith Corp.	14,664	831,742
Advanced Drainage Systems, Inc.	13,014	1,811,028
Armstrong World Industries, Inc.	7,655	1,208,725
Owens Corning	17,625	2,217,577
		6,069,072
Capital Markets — 4.6%
Ameriprise Financial, Inc.	9,456	4,214,634
Charles Schwab Corp.	70,515	6,159,485
Evercore, Inc., Class A	4,975	1,695,778
FactSet Research Systems, Inc.	195	47,867
Galaxy Digital, Inc., Class A(1)(2)	42,820	1,266,616
LPL Financial Holdings, Inc.	8,958	2,452,432
Morgan Stanley	52,830	10,988,640
Northern Trust Corp.	29,767	4,924,950

StoneX Group, Inc.(1)	2,026	229,647
T. Rowe Price Group, Inc.	32,723	3,420,535
Virtu Financial, Inc., Class A	3,076	154,261
		35,554,845
Chemicals — 1.4%
Cabot Corp.	4,495	393,357
CF Industries Holdings, Inc.	32,378	3,637,668
LyondellBasell Industries NV, Class A	54,800	3,652,420
NewMarket Corp.	1,441	1,114,729
Solstice Advanced Materials, Inc.	24,360	2,051,843
		10,850,017
Communications Equipment — 0.1%
Viasat, Inc.(1)	10,303	830,628
Construction and Engineering — 1.2%
Argan, Inc.	3,270	2,181,155
EMCOR Group, Inc.	4,005	3,311,414
IES Holdings, Inc.(1)	1,550	1,051,442
Primoris Services Corp.	9,134	1,148,875
Valmont Industries, Inc.	2,744	1,426,359
		9,119,245
Construction Materials — 0.1%
Eagle Materials, Inc.	3,125	691,188
Consumer Finance — 2.0%
Ally Financial, Inc.	47,721	2,042,936
American Express Co.	25,856	8,182,648
OneMain Holdings, Inc.	21,853	1,208,689
SLM Corp.	24,588	543,887
Synchrony Financial	54,541	3,896,409
		15,874,569
Consumer Staples Distribution & Retail — 4.7%
BJ's Wholesale Club Holdings, Inc.(1)	15,366	1,310,412
Costco Wholesale Corp.	16,680	15,951,418
Dollar General Corp.	32,757	3,623,252
Dollar Tree, Inc.(1)	30,679	3,572,263
Kroger Co.	66,239	4,116,754
Sprouts Farmers Market, Inc.(1)	9,778	807,858
Target Corp.	54,719	6,953,143
		36,335,100
Containers and Packaging — 0.6%
Packaging Corp. of America	11,799	2,582,919
Smurfit Westrock PLC	56,035	2,305,840
		4,888,759
Diversified Telecommunication Services — 2.5%
Comcast Corp., Class A	216,235	5,377,764
Globalstar, Inc.(1)	12,240	1,030,730
Verizon Communications, Inc.	271,376	12,974,487
		19,382,981
Electrical Equipment — 0.4%
Nextpower, Inc., Class A(1)	20,737	3,243,267
Electronic Equipment, Instruments and Components — 1.3%
Flex Ltd.(1)	56,759	8,558,122
Sanmina Corp.(1)	6,335	1,645,390
		10,203,512
Energy Equipment and Services — 1.5%
Halliburton Co.	112,654	4,376,608

Kodiak Gas Services, Inc.	17,604	1,176,827
Noble Corp. PLC(2)	8,174	379,928
NOV, Inc.	44,506	888,340
TechnipFMC PLC	63,875	4,370,327
Weatherford International PLC	6,817	706,514
		11,898,544
Entertainment — 1.5%
Netflix, Inc.(1)	139,495	11,999,360
Financial Services — 1.7%
Corebridge Financial, Inc.	35,878	968,706
Jack Henry & Associates, Inc.	3,552	484,209
Jackson Financial, Inc., Class A	14,247	1,469,008
MGIC Investment Corp.	18,747	472,799
PayPal Holdings, Inc.	24,532	1,097,807
Visa, Inc., Class A	27,779	9,065,955
		13,558,484
Food Products — 0.3%
Ingredion, Inc.	7,548	765,669
Lamb Weston Holdings, Inc.	27,224	1,175,532
Pilgrim's Pride Corp.	5,214	147,609
		2,088,810
Ground Transportation — 4.4%
CSX Corp.	201,263	9,109,163
JB Hunt Transport Services, Inc.	11,846	3,274,590
Norfolk Southern Corp.	14,696	4,481,692
Old Dominion Freight Line, Inc.	15,137	3,408,096
Ryder System, Inc.	7,904	1,982,718
Union Pacific Corp.	46,481	12,207,770
		34,464,029
Health Care Equipment and Supplies — 0.3%
Dexcom, Inc.(1)	19,631	1,447,590
Lantheus Holdings, Inc.(1)	5,759	571,869
Masimo Corp.(1)	2,565	457,724
		2,477,183
Health Care Providers and Services — 0.5%
Centene Corp.(1)	44,670	2,662,332
Universal Health Services, Inc., Class B	7,727	1,128,992
		3,791,324
Hotels, Restaurants and Leisure — 3.3%
Boyd Gaming Corp.	8,495	702,366
Brinker International, Inc.(1)	3,024	430,557
Carnival Corp. Ltd.	226,062	6,343,300
Chipotle Mexican Grill, Inc.(1)	123,486	3,934,264
Las Vegas Sands Corp.	39,734	2,009,348
Norwegian Cruise Line Holdings Ltd.(1)	74,955	1,374,675
Royal Caribbean Cruises Ltd.	23,583	6,712,429
Super Group SGHC Ltd.	6,480	80,676
Texas Roadhouse, Inc.	7,401	1,336,769
Viking Holdings Ltd.(1)	27,118	2,497,839
		25,422,223
Household Durables — 0.6%
NVR, Inc.(1)	345	2,106,156
PulteGroup, Inc.	20,393	2,410,045
		4,516,201

Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	11,655	1,599,416
Talen Energy Corp.(1)	8,444	3,266,139
		4,865,555
Insurance — 8.3%
Allstate Corp.	30,222	6,228,452
American Financial Group, Inc.	6,856	889,909
American International Group, Inc.	47,187	3,502,691
Arch Capital Group Ltd.(1)	35,763	3,195,066
Assurant, Inc.	9,310	2,316,980
Axis Capital Holdings Ltd.	10,823	1,027,427
Chubb Ltd.	17,118	5,336,194
Erie Indemnity Co., Class A	113	24,077
Globe Life, Inc.	13,309	2,039,471
Hanover Insurance Group, Inc.	2,960	551,152
Hartford Insurance Group, Inc.	40,267	5,119,144
Kinsale Capital Group, Inc.	612	186,519
Lincoln National Corp.	29,841	1,053,089
Markel Group, Inc.(1)	784	1,423,423
MetLife, Inc.	47,879	3,959,114
Oscar Health, Inc., Class A(1)	53,759	1,195,063
Primerica, Inc.	4,629	1,249,691
Principal Financial Group, Inc.	33,071	3,426,817
Progressive Corp.	42,777	8,144,741
Prudential Financial, Inc.	37,918	3,816,068
RenaissanceRe Holdings Ltd.	8,361	2,344,006
Travelers Cos., Inc.	26,837	7,833,452
		64,862,546
Interactive Media and Services — 2.0%
Meta Platforms, Inc., Class A	24,074	15,227,046
IT Services — 0.1%
CoreWeave, Inc., Class A(1)	9,629	1,054,664
Machinery — 3.9%
AGCO Corp.	9,955	1,117,748
Caterpillar, Inc.	16,984	14,875,776
Deere & Co.	20,624	11,181,920
Mueller Industries, Inc.	14,055	1,807,473
Toro Co.	18,874	1,696,395
		30,679,312
Media — 0.4%
Fox Corp., Class A	19,570	1,250,914
Fox Corp., Class B	13,786	791,179
Paramount Skydance Corp., Class B	110,812	1,175,715
		3,217,808
Metals and Mining — 0.4%
Freeport-McMoRan, Inc.	49,075	3,224,718
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Corp.	40,729	853,680
Antero Resources Corp.(1)	43,681	1,561,596
APA Corp.	71,882	2,618,661
Cheniere Energy, Inc.	17,492	3,933,251
Chord Energy Corp.	4,155	547,920
Comstock Resources, Inc.(1)(2)	4,995	66,583
ConocoPhillips	99,612	11,353,776
Devon Energy Corp.	165,477	7,362,072

Diamondback Energy, Inc.	17,254	3,303,796
EOG Resources, Inc.	42,478	5,665,716
EQT Corp.	30,646	1,683,385
Expand Energy Corp.	32,815	3,051,139
Exxon Mobil Corp.	89,928	13,062,941
Hess Midstream LP, Class A	16,733	627,487
HF Sinclair Corp.	3,918	273,829
Magnolia Oil & Gas Corp., Class A	11,204	306,541
Marathon Petroleum Corp.	27,301	6,791,670
Matador Resources Co.	12,970	695,192
Murphy Oil Corp.	9,577	346,592
Occidental Petroleum Corp.	77,344	4,379,991
Ovintiv, Inc.	37,378	2,094,663
Permian Resources Corp.	154,345	2,968,054
Range Resources Corp.	31,868	1,241,258
SM Energy Co.	50,337	1,545,849
Targa Resources Corp.	27,357	6,977,950
Valero Energy Corp.	6,267	1,534,287
Williams Cos., Inc.	105,279	7,515,868
		92,363,747
Passenger Airlines — 1.9%
Alaska Air Group, Inc.(1)	12,478	574,238
Delta Air Lines, Inc.	79,206	6,532,911
Southwest Airlines Co.	68,245	2,931,123
United Airlines Holdings, Inc.(1)	43,438	4,986,682
		15,024,954
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	21,173	1,883,338
Pharmaceuticals — 1.8%
Jazz Pharmaceuticals PLC(1)	9,830	2,324,697
Merck & Co., Inc.	74,051	8,791,335
Viatris, Inc.	197,074	3,204,423
		14,320,455
Professional Services — 0.1%
Automatic Data Processing, Inc.	3,714	823,914
Paycom Software, Inc.	188	26,258
		850,172
Semiconductors and Semiconductor Equipment — 10.9%
Applied Materials, Inc.	30,773	13,849,696
KLA Corp.	2,181	4,191,250
Lam Research Corp.	60,707	19,315,753
Micron Technology, Inc.	38,324	37,212,604
ON Semiconductor Corp.(1)	43,358	5,229,842
QUALCOMM, Inc.	18,502	4,644,372
Skyworks Solutions, Inc.	3,282	255,504
		84,699,021
Software — 2.3%
Clear Secure, Inc., Class A	3,197	177,274
InterDigital, Inc.	5,216	1,314,902
Microsoft Corp.	35,114	15,809,727
Pegasystems, Inc.	14,036	501,506
Qualys, Inc.(1)	1,860	203,279
		18,006,688
Specialty Retail — 5.6%
Abercrombie & Fitch Co., Class A(1)	4,263	329,189

AutoNation, Inc.(1)	7,705	1,446,383
Best Buy Co., Inc.	33,711	2,627,772
Burlington Stores, Inc.(1)	10,841	3,510,641
CarMax, Inc.(1)	638	28,468
Chewy, Inc., Class A(1)	1,251	28,198
Five Below, Inc.(1)	8,036	1,827,065
Gap, Inc.	45,984	972,562
Lithia Motors, Inc.	2,463	716,462
Murphy USA, Inc.	2,322	1,175,002
Ross Stores, Inc.	38,235	8,860,197
TJX Cos., Inc.	82,654	12,790,706
Tractor Supply Co.	79,981	2,521,801
Ulta Beauty, Inc.(1)	6,411	3,262,237
Urban Outfitters, Inc.(1)	5,299	384,972
Williams-Sonoma, Inc.	14,929	3,039,096
		43,520,751
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	65,055	20,301,063
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	29,315	3,337,513
Levi Strauss & Co., Class A	16,345	379,204
Lululemon Athletica, Inc.(1)	18,082	2,371,997
Ralph Lauren Corp.	4,720	1,717,608
VF Corp.	77,984	1,339,765
		9,146,087
Trading Companies and Distributors — 0.8%
WW Grainger, Inc.	4,815	5,942,866
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	15,621	2,929,406
TOTAL COMMON STOCKS (Cost $614,642,452)		777,193,144
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,376,112	4,376,112
State Street Navigator Securities Lending Government Money Market Portfolio(3)	782,717	782,717
TOTAL SHORT-TERM INVESTMENTS (Cost $5,158,829)		5,158,829
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $619,801,281)		782,351,973
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,888,811)
TOTAL NET ASSETS — 100.0%		$780,463,162

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	June 2026	$1,139,363	$136,435
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,366,975. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,446,942, which includes securities collateral of $1,664,225.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.